Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 24,710	¥ 33,005	¥ 22,379
Depreciation associated with restructured assets		256	86	26
Total		24,966	33,091	22,405
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,185	3,192	6,630
Total		3,185	3,192	6,630
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		545	4,795	2,922
Total		545	4,795	2,922
Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		14,727	16,011	3,502
Depreciation associated with restructured assets			86	0
Total		14,727	16,097	3,502
Imaging & Sensing Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs				28
Total				28
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,253	9,007	9,297
Depreciation associated with restructured assets		256		26
Total		6,509	9,007	9,323
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		22,957	24,449	18,999
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,179	2,991	6,358
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		545	4,795	2,922
Employee termination benefits | Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		14,500	11,437	3,384
Employee termination benefits | Imaging & Sensing Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs				28
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4,733	5,226	6,307
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	1,753	8,556	3,380
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	6	201	272
Other associated costs | Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	227	4,574	118
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 1,520	¥ 3,781	¥ 2,990

[1]	Other associated costs includes non-cash write-downs and disposals, net